Capital and Reserves (Details 3) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 Number	Dec. 31, 2018 $ / Ounce-oz	Dec. 31, 2017 CAD ($) Number	Dec. 31, 2017 CAD ($) Number
Capital and reserves [Line Items]
RSUs vested | $ / Ounce-oz			386,655
Share-based compensation expense recognized	$ 2,480				$ 2,204
Restricted Share Units [Member]
Capital and reserves [Line Items]
Balance at December 31, 2017 | Number		273,989		452,950
RSUs granted		193,700	625,000	235,000
RSUs vested | Number		(318,036)		(289,625)
Balance at December 31, 2018 | Number		398,325		273,989	273,989
Opening Balance	371			$ 220
RSUs granted	0			0
Share-based compensation expense recognized	467				$ 524
RSUs vested	(497)			(343)
Ending Balance	$ 401			$ 371	$ 371